Leases - Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements [Line Items]
Balance	$ 962	$ 1,154
Modification	1,458
Additions	1,458	687
Depreciation provided during the year	(650)	(866)	(984)
Exchange differences	31	(13)
Balance	1,801	962	1,154
Offices [Member]
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements [Line Items]
Balance	955	1,132
Modification	1,458
Additions		687
Depreciation provided during the year	(643)	(851)
Exchange differences	31	(13)
Balance	1,801	955	1,132
Office equipment [Member]
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements [Line Items]
Balance	7	22
Modification
Additions		0
Depreciation provided during the year	(7)	(15)
Exchange differences		0
Balance		$ 7	$ 22